Pension and other post-retirement benefits - Fair Value of Investments by Asset Category (Detail) - Level 1 $ in Thousands	Dec. 31, 2023 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2023	$ 804,610
Percentage	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
2023	$ 376,158
Percentage	47.00%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
2023	$ 377,272
Percentage	47.00%
Other
Defined Benefit Plan Disclosure [Line Items]
2023	$ 51,180
Percentage	6.00%